Summary of Significant Accounting Policies (Policies) - EBP 224	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared under the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Administration
Administration
Plan participants pay investment management, recordkeeping and audit fees related to maintaining the Plan as a whole. Loan setup fees and withdrawal fees are paid by the participant. Purchases and sales of common stock held by the Master Trust (as defined below) are assessed a commission, which is paid by the participant, at $0.02 per share. Investment related expenses are included in Net appreciation (depreciation) in fair value of investments on the Statement of Changes in Net Assets Available for Benefits.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments are reported at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).The Plan's Investment Committee determines the Plan's investment options utilizing information provided by the investment advisers and custodians. See Note 4, Fair Value Measurements.

Purchases and sales of investments are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Net appreciation (depreciation) in the fair value of investments includes the Plan's gains and losses on investments bought and sold, as well as unrealized gain and losses on investments held at year-end.

Contributions and Forfeitures
Contributions

Participant contributions are recorded in the year in which they are withheld from compensation.

Employer matching contributions are recorded in the same year that the related participant contribution is recorded. Profit sharing contributions are typically recorded as Receivables from employer contributions due to the timing difference in determining the annual amount to be paid.
Forfeitures
Forfeitures, which are a result of participant withdrawals prior to their full vesting in the Plan, are used to reduce the amount of future employer contributions, pay plan expenses or restore accounts, as directed by the Plan Administrator.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance, plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.
Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Subsequent Events
Subsequent Events

On November 20, 2025, Enviri Corporation (“Legacy Enviri”) entered into definitive agreements with Veolia Environnement S.A. (“Veolia”), to (i) sell Legacy Enviri’s “Clean Earth” business (the “Clean Earth Business”), and (ii) distribute Legacy Enviri’s “Harsco Environmental” and “Rail” businesses (together, the “New Enviri Business”).
On June 1, 2026, pursuant to the terms of a Separation Agreement, dated as of November 20, 2025 (the “Separation Agreement”), by and among Legacy Enviri, CLEH, Inc. (“CLEH”), the Company, which, prior to the Reorganization (as defined below), was a direct, wholly owned subsidiary of CLEH, Veolia, and Enviri II Corporation (“New Enviri”), which, prior to the Holding Company Merger (as defined below), was a direct, wholly owned subsidiary of Legacy Enviri, the following transactions occurred: (i) Legacy Enviri merged with and into the Company, with the Company as the surviving entity (the “Holding Company Merger”); (ii) CLEH and its subsidiaries, including the Company and New Enviri, effected a reorganization (the “Reorganization”) resulting in (a) CLEH holding the Clean Earth Business, (b) New Enviri owning all of the equity interests of the Company, and (c) the Company holding the New Enviri Business; and (iii) CLEH distributed all of the outstanding shares of New Enviri common stock to the stockholders of CLEH, including the Master Trust, on a pro rata basis (the “Distribution” and, together with the Reorganization, the “Spin-Off”).

Immediately following the Spin-Off, CLEH merged with a merger subsidiary of Veolia, with CLEH surviving as an indirect, wholly owned subsidiary of Veolia. Stockholders of CLEH, including the Master Trust, received cash in exchange for the cancellation of their shares of CLEH common stock. Shortly thereafter, New Enviri changed its name from “Enviri II Corporation” to “Enviri Corporation.”

Following the completion of the transactions described above, the Company, as the successor to Legacy Enviri and a wholly owned subsidiary of New Enviri, a new publicly traded corporation listed on the New York Stock Exchange, will continue to operate the Plan. The common stock held by the Master Trust will, however, consist of New Enviri common stock rather than Legacy Enviri common stock as a result of the Holding Company Merger and the Spin-Off.

In addition, as a result of the Separation Agreement, a participant who is a Clean Earth employee became 100% vested in the participant's account balance upon completion of the transactions described above.